Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights - Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation (Details) - Loans Invested in by Company [Member] - LendingClub Corp [Member] - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Principal Balance, Beginning	$ 57,221	$ 35,672	$ 27,860	$ 35,672	$ 35,672
Valuation Adjustment, Beginning	(2,371)	(1,126)	(1,949)	(1,126)	(1,126)
Fair Value, Beginning	54,850	34,546	25,911	34,546	34,546
Outstanding Principal Balance, Purchases	586,708	3,579	777,117	175,600
Valuation Adjustment, Purchases	(473)		(481)
Fair Value, Purchases	586,235	3,579	776,636	175,600
Outstanding Principal Balance, Sales	(429,481)	(6)	(576,065)	(135,531)
Valuation Adjustment, Sales	1,741		2,634
Fair Value, Sales	(427,740)	(6)	(573,431)	(135,531)
Outstanding Principal Balance, Principal payments and retirements	(18,720)	(4,352)	(30,703)	(8,534)
Valuation Adjustment, Principal payments
Fair Value, Principal payments and retirements	(18,720)	(4,352)	(30,703)	(8,534)
Outstanding Principal Balance, Charge-offs	(1,538)	(701)	(4,019)	(805)
Valuation Adjustment, Charge-offs	1,538	701	4,019	805
Fair Value, Charge-offs
Outstanding Principal Balance, Recoveries
Valuation Adjustment, Recoveries	(56)	(562)	(256)	(580)
Fair Value, Recoveries	(56)	(562)	(256)	(580)
Outstanding Principal Balance, Change in fair value recorded in earnings
Valuation Adjustment, Change in fair value recorded in earnings	(7,775)	(476)	(11,363)	(1,684)
Fair Value, Change in fair value recorded in earnings	(7,775)	(476)	(11,363)	(1,684)
Outstanding Principal Balance, Ending	194,190	34,192	194,190	34,192	27,860
Valuation Adjustment, Ending	(7,396)	(1,463)	(7,396)	(1,463)	(1,949)
Fair Value, Ending	$ 186,794	$ 32,729	$ 186,794	$ 32,729	$ 25,911